PREPAID EXPENSES AND OTHER ASSETS	9 Months Ended
Jan. 31, 2018
Prepaid Expenses And Other Assets
PREPAID EXPENSES AND OTHER ASSETS

6. PREPAID EXPENSES AND OTHER ASSETS

The Company’s prepaid expenses and other assets consists of deposits, retainers and advance payments for various services including investor relations, legal, marketing and other costs.